Acquisition Integration and Restructuring Charges (Tables)	12 Months Ended
Dec. 31, 2012
Acquisition Integration Charges [Line Items]
Acquisition Integration Charges and Transaction Costs
A summary of these charges follows:

	2012	2011	2010
Acquisition integration charges
Electrical Products	$4	$1	$23
Electrical Systems and Services	13	9	12
Hydraulics	16	4	1
Aerospace	—	—	4
Total business segments	33	14	40
Corporate	11	—	—
Total acquisition integration charges	$44	$14	$40

Transaction costs
Corporate	$106	$—	$—
Financing fees	72	—	—
Total transaction costs	$178	$—	$—

Total acquisition integration charges and transaction costs before income taxes	$222	$14	$40
Total after income taxes	$167	$10	$27
Per ordinary share - diluted	$0.48	$0.03	$0.08